31. Expenses by nature	12 Months Ended
Dec. 31, 2018
Expenses By Nature
Expenses by nature

The detail of expenses by nature is as follows:

Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	4,331,442	777,014	914,507	6,022,963
Pension plans	80,695	14,476	17,037	112,208
Communications expenses	81,110	269,674	16,017	366,801
Allowance for the impairment of trade and other receivables	-	977,503	-	977,503
Supplies consumption	790,392	-	122,623	913,015
Leases and insurance	530	-	180,218	180,748
Security service	136,656	2,027	128,699	267,382
Fees and remuneration for services	1,411,812	1,040,164	1,007,152	3,459,128
Public relations and marketing	-	-	32,246	32,246
Advertising and sponsorship	-	-	16,612	16,612
Reimbursements to personnel	60	68	498	626
Depreciation of property, plants and equipments	2,014,887	300,255	246,357	2,561,499
Directors and Supervisory Committee members’ fees	-	-	21,893	21,893
ENRE penalties (1)	2,064,330	1,052,135	-	3,116,465
Taxes and charges	-	598,908	162,549	761,457
Other	808	457	5,719	6,984
At 12.31.18	10,912,722	5,032,681	2,872,127	18,817,530

The expenses included in the chart above are net of the Company’s own expenses capitalized in Property, plant and equipment as of December 31, 2018 for $ 1 billion.

Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	4,997,823	886,976	917,200	6,801,999
Pension plans	124,507	22,097	22,850	169,454
Communications expenses	55,281	289,371	22,804	367,456
Allowance for the impairment of trade and other receivables	-	391,615	-	391,615
Supplies consumption	687,199	-	109,780	796,979
Leases and insurance	653	-	182,024	182,677
Security service	130,263	1,797	141,231	273,291
Fees and remuneration for services	1,081,974	876,612	820,225	2,778,811
Public relations and marketing	-	-	56,659	56,659
Advertising and sponsorship	-	-	29,187	29,187
Reimbursements to personnel	89	55	827	971
Depreciation of property, plants and equipments	1,740,231	275,125	132,733	2,148,089
Directors and Supervisory Committee members’ fees	-	-	21,429	21,429
ENRE penalties	428,049	428,663	-	856,712
Taxes and charges	-	395,263	32,011	427,274
Other	996	264	15,546	16,806
At 12.31.17	9,247,065	3,567,838	2,504,506	15,319,409

(1)	Transmission and distribution expenses include recovery for $ 719.8 million net of the charge for the year for $ 1.6 billion.

The expenses included in the chart above are net of the Company’s own expenses capitalized in Property, plant and equipment as of December 31, 2017 for $ 869.7 million.

Description	Transmission and distribution expenses	Selling expenses	Administrative expenses	Total
Salaries and social security taxes	5,104,795	861,097	987,713	6,953,605
Pension plans	142,590	24,053	27,589	194,232
Communications expenses	49,817	251,381	20,318	321,516
Allowance for the impairment of trade and other receivables	-	433,371	-	433,371
Supplies consumption	513,318	-	64,249	577,567
Leases and insurance	870	-	173,973	174,843
Security service	134,404	22,855	85,461	242,720
Fees and remuneration for services	897,754	923,607	771,520	2,592,881
Public relations and marketing	-	-	-	-
Advertising and sponsorship	-	-	-	-
Reimbursements to personnel	1,821	343	1,520	3,684
Depreciation of property, plants and equipments	1,739,293	301,301	106,647	2,147,241
Directors and Supervisory Committee members’ fees	-	-	11,937	11,937
ENRE penalties	4,677,844	367,907	-	5,045,751
Taxes and charges	-	193,081	27,088	220,169
Other	1,351	265	10,022	11,638
At 12.31.16	13,263,857	3,379,261	2,288,037	18,931,155

The expenses included in the chart above are net of the Company’s own expenses capitalized in Property, plant and equipment as of December 31, 2017 for $ 602 million.